Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Vs Performance Disclosure
As required under Item 402(v) of
Regulation S-K,
we are including the following information regarding the compensation actually paid to our NEOs as compared to our financial performance and total stockholder return (“TSR”). The table below represents this information for fiscal 2023, 2022 (our first full year as a public reporting company), and fiscal 2021.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)	Total Stockholder Return (2)	Peer Group Total Stockholder Return (2)	Net Income (or Loss) ($thousands)	Company- Selected Measure- Revenue ($thousands)

2023	$7,286,265	$12,238,081	$3,542,268	$5,574,540	$49.68	$107.95	($47,325)	$380,720

2022	$7,163,556	$5,091,582	$3,203,526	$2,801,525	$39.86	$83.89	($101,284)	$316,350

2021	$7,916,087	$11,416,621	$3,205,225	$4,738,321	$60.38	$105.47	($199,649)	$248,409

(1)
Amounts represent compensation actually paid to our principal executive officer (our “PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under Item 402(v) of
Regulation S-K
(and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2022	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2021	Michael Praeger	Joel Wilhite, Daniel Drees
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns above do not reflect the actual compensation paid to or earned or received by our PEO or our non-PEO
NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time
fair values of outstanding equity awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO
NEOs for each applicable fiscal year and the Options Exercised and Stock Vested table for the value realized by each of them upon the vesting of equity awards during 2023.

Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,961,451)	($2,486,791)	($5,999,481)	($2,449,786)	($6,161,949)	($2,765,868)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,275,731	$3,313,094	$8,081,196	$3,299,819	$8,752,674	$3,928,747

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$448,518	$244,494	($2,364,873)	($681,180)	$2,042,840	$748,141

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$737,737	$462,301	($1,788,815)	($570,853)	$318,251	$121,252

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-

TOTAL ADJUSTMENTS	$3,500,535	$1,533,098	($2,071,973)	($402,000)	$4,951,816	$2,032,272
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns above was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of “in the money” options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free interest rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. The assumptions used in calculating the grant date fair value of the equity awards reported in this column are set forth in Note 14 to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, filed with the SEC on February 29, 2024.
(2)
For the applicable fiscal year, represents our cumulative TSR or the cumulative TSR of the S&P MidCap 400 Information Technology Index (the “Peer Group TSR”), in each case assuming an initial fixed investment of $100 at the close of market on October 13, 2021 (the date our common stock commenced trading on the Nasdaq Global Market), and that all dividends were reinvested. We have not declared or paid a dividend on our common stock since we become a public reporting company.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our principal executive officer (our “PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under Item 402(v) of
Regulation S-K
(and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2022	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2021	Michael Praeger	Joel Wilhite, Daniel Drees

Peer Group Issuers, Footnote	For the applicable fiscal year, represents our cumulative TSR or the cumulative TSR of the S&P MidCap 400 Information Technology Index (the “Peer Group TSR”), in each case assuming an initial fixed investment of $100 at the close of market on October 13, 2021 (the date our common stock commenced trading on the Nasdaq Global Market), and that all dividends were reinvested. We have not declared or paid a dividend on our common stock since we become a public reporting company.
PEO Total Compensation Amount	$ 7,286,265	$ 7,163,556	$ 7,916,087
PEO Actually Paid Compensation Amount	$ 12,238,081	5,091,582	11,416,621
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,961,451)	($2,486,791)	($5,999,481)	($2,449,786)	($6,161,949)	($2,765,868)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,275,731	$3,313,094	$8,081,196	$3,299,819	$8,752,674	$3,928,747

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$448,518	$244,494	($2,364,873)	($681,180)	$2,042,840	$748,141

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$737,737	$462,301	($1,788,815)	($570,853)	$318,251	$121,252

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-

TOTAL ADJUSTMENTS	$3,500,535	$1,533,098	($2,071,973)	($402,000)	$4,951,816	$2,032,272

Non-PEO NEO Average Total Compensation Amount	$ 3,542,268	3,203,526	3,205,225
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,574,540	2,801,525	4,738,321
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,961,451)	($2,486,791)	($5,999,481)	($2,449,786)	($6,161,949)	($2,765,868)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,275,731	$3,313,094	$8,081,196	$3,299,819	$8,752,674	$3,928,747

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$448,518	$244,494	($2,364,873)	($681,180)	$2,042,840	$748,141

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$737,737	$462,301	($1,788,815)	($570,853)	$318,251	$121,252

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-

TOTAL ADJUSTMENTS	$3,500,535	$1,533,098	($2,071,973)	($402,000)	$4,951,816	$2,032,272

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures in Determining Compensation

Performance Measure	Role in Determining Compensation

Total Stockholder Return	Builds alignment between long-term stockholder value and the value of compensation realized by NEOs

Revenue	Ensures that company is growing in order to deliver both short-term and long-term stockholder returns and rewards our NEOs appropriately for success through short-term incentive plan

Operating Margin	A
non-GAAP
measure that focuses our NEOs on operating an efficient organization while ensuring that controllable expense decisions do not impact individual NEO compensation paid in short-term incentive plan.
(1)

(1)
Operating margin represents net loss before depreciation and amortization, interest income and expense, income tax expense or benefit, stock-based compensation expense, transaction and acquisition-related cost expense, non-recurring
items not indicative of ongoing operations, and charitable contributions of common stock; plus capitalized software development costs; plus annual incentive plan expense. For a reconciliation of operating margin to net loss, please see Appendix A to this Proxy Statement.

Total Shareholder Return Amount	$ 49.68	39.86	60.38
Peer Group Total Shareholder Return Amount	107.95	83.89	105.47
Net Income (Loss)	$ (47,325,000)	$ (101,284,000)	$ (199,649,000)
Company Selected Measure Amount	380,720,000	316,350,000	248,409,000
PEO Name	Michael Praeger
Measure:: 1
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,951,816	$ (2,071,973)	$ 3,500,535
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,161,949)	(5,999,481)	(6,961,451)
PEO | Fair Value of Awards Granted that Remain Unvested, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,752,674	8,081,196	9,275,731
PEO | Fair Value of Awards Granted During that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Awards Granted that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,840	(2,364,873)	448,518
PEO | Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,251	(1,788,815)	737,737
PEO | Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,032,272	(402,000)	1,533,098
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,765,868)	(2,449,786)	(2,486,791)
Non-PEO NEO | Fair Value of Awards Granted that Remain Unvested, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,928,747	3,299,819	3,313,094
Non-PEO NEO | Fair Value of Awards Granted During that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Awards Granted that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,141	(681,180)	244,494
Non-PEO NEO | Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,252	(570,853)	462,301
Non-PEO NEO | Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0